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DEAN INVESTMENT ASSOCIATES
Dean Family of Funds


                              Large Cap Value Fund
                              Small Cap Value Fund
                                 Balanced Fund
                            International Value Fund




                               Semi-Annual Report
                               September 30, 1999
                                  (Unaudited)

CHAIRMAN AND PRESIDENT'S LETTER
--------------------------------------------------------------------------------
TO INVESTORS IN THE DEAN FAMILY OF FUNDS:

In all but a few sectors, primarily technology and communications, stocks have fared poorly throughout 1999. Thus, while the S&P 500 Stock Index had risen 5.4% by the end of September, the average stock in the index declined 22.5% from its high during the same period. Ironically, most of the companies behind those "average" stocks have turned in solid earnings and continue to enjoy a strong economy. Their fundamentals are sound. Their price-to-earnings, price-to-book and other ratios now make many of them very attractive values.

But few investors are impressed at this point in time.

The mega-cap firms, particularly those in technology, continue to dazzle investors. Price and, ultimately, risk seem to present no obstacles. John Neff, the widely respected former head of Vanguard's Windsor Fund, recently referred to today's market behavior as "the silly season." It is certainly disturbing that the prices of companies trading at 6X book value keep rising, while those at or below 3X book value keep declining. It is a time when any disappointment in a company's short-term performance often triggers brutal declines in its stock price.

This kind of market behavior has led to negative results in our Large Cap Value and Balanced Funds and only a small gain for the Small Cap Value Fund for the six months ended September 30, 1999. By contrast, the International Value Fund - Class A turned in a 9.2% gain for the same six months. Overseas financial markets are recovering strongly and, in their case, time-tested measures of value have governed to a much greater extent than in the U.S.

Tensions about interest rates certainly added to the downward volatility that affected most stocks during the period of this report. Twice the Federal Reserve raised interest rates. It would be hard to argue with the Fed's success in its efforts to nip inflationary pressures in the bud; however, this success has created some concerns as to whether U.S. companies will have affordable access to the funds they need to continue operating well. Such concerns are likely to help keep the market's volatility at a high level during the months ahead.

Worries about higher interest rates have created a great deal of downward pressure on bonds. Currently, the United States is experiencing the second worst bear market for bonds in a decade. That poor performance has hurt the Balanced Fund, which holds bonds as well as equities. It has also been a negative for financial stocks, which are held by each of our three domestic funds.

Whether the financial markets behave rationally or not in the short-term, periods of negative performance are difficult for clients and investment managers alike. In today's high-priced, high-risk market environment, it is vital that we not turn away from the disciplines that have served us well over the years. We will continue to search for companies with solid past performance, strong market position and long-term financial strength. Buying stocks of such companies - not at any price but at fair valuations - provides the best and safest way to reward our investors over the long term.

Sincerely,


/s/                                       /s/

Chauncey H. Dean                          Robert D. Dean
Chairman of the Board and                 President and Chief Investment Officer
Chief Executive Officer                   C.H.  Dean & Associates,  Inc.
C.H. Dean & Associates,  Inc.

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

A MARKET THAT IGNORES  VALUE

Two interest rate hikes by the Federal Reserve and worries about the possibility of more hasn't dulled investors' appetites for exorbitantly-priced technology stocks this year. Meanwhile, the stock market has continued to ignore the larger, better-valued companies.

For the most part, those larger, high-quality companies in which the Large Cap Value Fund invests have continued to grow revenues and profits. However, their share prices have declined in the wake of the "technology rush." For the moment, value appears to have little appeal to most investors.

PERFORMANCE FACTORS

Because its emphasis is on value, your Fund has not invested heavily in the technology sector. (An exception is Intel, purchased when the price declined to within the targeted valuation range in late spring). Consequently, the Fund's returns reflect the experience of the large universe of stocks that have lost ground in 1999. The average stock on the New York Stock Exchange was 24% below its highest close for the year, as of September 30, 1999.

During the six months ended September 30, 1999, the Large Cap Value Fund - Class A showed a negative return of 4.6%. The benchmark Russell 1000 Index had a 0.4% return for the same period.

PROFITS  UP,  SHARE  PRICES  DOWN

The financial sector, which represented approximately 30% of the Fund's assets on September 30, was punished by the market's reaction to rising interest rates and the sharp declines in bond prices. Again, while the companies in this sector of the Fund's portfolio had good operating results, investor psychology brought diminished share values. Profits rose in all but one of the companies in the Fund's financial sector, while the share prices of all but two declined.

There have been signs of a recovery in the financial sector. The S&P Financial Index, which was down approximately 7% for the first nine months of 1999, showed a year-to-date gain of 9% by the end of October.

EMPHASIS ON QUALITY AND VALUE CONTINUES

Fundamental reasons for confidence in the Fund's investments have not changed. The economy continues to grow, inflation is being held in check, U.S.
productivity is growing and the companies in which we have invested are operating well in this environment.

The Fund continues to invest in large, market-leading companies whose share prices fall within a range where they represent solid opportunities with relatively little risk over the long term. For a short period this summer, the market's passion for mega-cap stocks seemed to cool. An appreciation of value fundamentals seemed to be returning, but it soon subsided.

The important question is not whether but when realistic valuations of well-researched stocks will once again be widely recognized as the most rational basis for assessing risk and making investment decisions. At Dean, that realization has always been at the heart of our approach. We remain confident that this approach will serve our clients best over the long term.

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SMALL GAIN FOR THE SMALL CAP FUND

The Small Cap Value Fund - Class A produced a 3.1% return for the six months ended September 30, 1999. The benchmark Russell 2000 Value Index gained 7.4% during that time.

The returns reflect some modest improvement in the market for small cap stocks during the six months covered by this report. A review of the 12-month period ended September 30 shows the Small Cap Value Fund with a negative return of 1.2%, the Russell 2000 Value Index, a 5.8% return.

Value stocks, regardless of capitalization, have found little favor with investors for the past year. A relatively few ultra-large cap, growth stocks have dominated the news and the stock indices for several years. Yet, compelling valuations continue to be present in a broad range of small cap value stocks.

SOLID OPERATING RESULTS

The companies behind these small cap value stocks are operating very well, benefiting from the same robust economic conditions that have given the nation one of its longest-ever expansions. Publicly held home-building firms provide a prime example. Their profits have flourished in light of the past year's record pace of housing starts. Yet, their share prices have slumped badly. Stellar operating performance apparently had no influence on investor interest.

INTEREST RATE WORRIES HURT SHARE PRICES

Two interest rate increases by the Federal Reserve this year have hurt share prices of small cap stocks. Investors worry that rising interest costs may impede both profits and growth of smaller companies, though that fear has not been reflected in operating performance thus far.

The steady decline in investor interest in value stocks in general, especially small cap stocks, is certainly perplexing, not to mention frustrating, given the sales and income growth and the strong balance sheets of so many of the companies in this category.

PATIENCE SEEMS THE PRUDENT COURSE

A review of the Small Cap Value Fund's top ten holdings reveals that their median price/earnings (P/E) ratio was 7.3 as of September 30 this year. Contrast that with the S&P 500's median P/E of 31 on that same day. On that basis, an investment in a diverse portfolio of small cap stocks today entails substantially less risk than a comparable portfolio of stocks from the S&P 500.

Based on Ibbotson data, small cap stocks, over the long run, have historically outperformed large cap issues, therefore patience seems the prudent course. For value investors, opportunities often are born in times when share prices are depressed.

BALANCED FUND
--------------------------------------------------------------------------------

BEARS ON THE LOOSE IN STOCKS AND BONDS

Historically, the bond market tends to rise as the stock market declines and vice versa. During the six months ended September 30, 1999, however, the prices of both bonds and most stocks declined significantly. The Lehman Brothers
Intermediate Government/Corporate Bond Index shows the effects of the significant decline in bond prices. The calculation of that index's total return includes bond yields of 5%-6%, yet the return was only 0.33% for 1999, as of the end of September.

While the S&P 500 Stock Index showed a 5.4% advance for the year at that point, the average stock in the index was 22.5% below its high for the year. That the S&P 500 made any gain is largely a tribute to the strength in technology and communication shares. As was true in 1998, most stocks have lost ground in 1999.

DOUBLE TROUBLE BROUGHT  NEGATIVE RETURNS

This rare, coincident decline in both stocks and bonds resulted in a negative 5.5% return for the Balanced Fund - Class A during the six-month period ended September 30, 1999. Its impact was such that, despite positive returns in the preceding six months, the Fund's 12-month return was a negative 1.2%. The Fund's benchmark (comprised 60% of the Russell 1000 Value Index and 40% of the Lehman Brothers Intermediate Government/Corporate Bond Index) showed a return of 0.8% for the recent six-month period ended September 30 and 11.8% for the trailing 12 months.

Among our equity holdings, financial stocks suffered the most significant declines. Two Federal Reserve interest rate hikes during the latest six-month period created a great deal of worry about the effects on companies in the financial sector. In fact, all but one of the financial stocks owned by the Balanced Fund have reported improved results. While that solid operating performance tends to verify our appraisal of these firms, it is small consolation given the declines in their market values.

BUILDING STRENGTH FOR THE LONG HAUL

For the Balanced Fund, there is an important upside to the current slide being experienced by the majority of stocks. As long-term value investors, we know that temporary market downturns create opportunities to buy shares in strong, well-managed companies at lower cost and, thus, lower risk. As managers of the Balanced Fund, we have been able to capitalize on these opportunities. Despite returns that are currently depressed, the Fund's portfolio added strength and quality during the past six-month period.

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INTERNATIONAL STOCK MARKETS CLIMBING

International stock markets have recovered smartly over the past year. The International Fund - Class A produced a 9.2% return for the six months ended September 30, 1999. Its 12-month return climbed to 30.9%. The Fund's benchmark, the Morgan Stanley EAFE Index, rose 7.0% for the six-month period, 31% for the trailing 12 months.

JAPAN LEADS THE WAY

Increased participation in the Japanese stock market has benefited the Fund significantly. Japan's painful bear market began in 1989 and was followed by nearly 10 years of relatively poor economic growth. Finally, last year, the Japanese government's attempts to stimulate its economy began to take hold. Meanwhile, Japanese corporations began managing with profit-focused approaches more in line with the interests of shareholders. Now, the effects of Japan's economic recovery are spreading throughout much of Asia.

As the recovery began to take shape in mid-1998, the Fund began moving funds to Asia, principally to Japan. By the end of this past September, with its economic recovery in high gear, Japan's Nikkei Stock Average was up 32% for the year.

EUROPEAN ECONOMIES, MARKETS IMPROVE

The economic recovery in Europe is also progressing well. While the Central banks in both Western Europe and Japan have recently raised interest rates, there appears promise of sustained economic expansion in both areas.

This year has seen a sharp increase in mergers and acquisitions, particularly in Europe. Mergers and acquisitions in most industries tend to have a positive effect on the prices of other companies in that sector.

One of the factors contributing to the decline in the U.S. bond market is the fact that funds are flowing out of bonds and into foreign stocks.

MARKETS GAINING STRENGTH AND BREADTH

The breadth, as well as the strength, of the stock market recoveries in both Japan and Europe is especially encouraging. These recoveries appear to be founded on solid ground - i.e. the conditions that favor continued economic growth in Europe and Asia in the years ahead.

FUNDFACTS
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                  TOP HOLDINGS

        Texaco Inc.                                  Hewlett-Packard Co.
        Tidewater, Inc.                              AlliedSignal Inc.
        MGIC Investment Corp.                        News Corp. Ltd. (The) (ADR)
        Diamond Offshore Drilling, Inc.              AT&T Corp.
        Vulcan Materials Co.                         Intel Corp.

        Number of Positions.......................................      50
        Median Price/Earnings Ratio ..............................    17.4
        Portfolio Turnover (3/1/99 - 9/30/99 annualized)..........      54%


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                  TOP HOLDINGS

        America West Holdings Corp. - Class B      M/I Schottenstein Homes, Inc.
        Sunstone Hotel Investors, Inc.             Beazer Homes USA, Inc.
        Arkansas Best Corp.                        Ameron International Corp.
        Winston Hotels, Inc.                       Prison Realty Corp.
        Trenwick Group, Inc.                       Gehl Co.

        Number of Positions.......................................     122
        Median Price/Earnings Ratio...............................     7.3
        Portfolio Turnover (3/1/99 - 9/30/99 annualized)..........      69%

FUND FACTS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
                               TOP EQUITY HOLDINGS

        Philip Morris Cos., Inc.                 Texaco Inc.
        Bell Atlantic Corp.                      Allstate Corp. (The)
        AT&T Corp.                               Tricon Global Restaurants, Inc.
        MGIC Investment Corp.                    Intel Corp.
        Exxon Corp.                              Diamond Offshore Drilling, Inc.

        Number of Positions................................       34
        Median Price/Earnings Ratio........................     17.0
        Portfolio Turnover (3/1/99 - 9/30/99 annualized)...      99%


INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
                                  TOP HOLDINGS

        Novartis                                  Fortis (NL) NV
        Fujitsu Ltd.                              Telefonica SA
        Shell Transport & Trading Co.             Softbank Corp.
        Philipp Holzmann AG                       Carrefour SA
        Glaxo Wellcome Plc                        Total SA - Class B

        Number of Positions...................................     84
        Median Price/Earnings Ratio...........................   32.3
        Portfolio Turnover (3/1/99 - 9/30/99 annualized)......    142%

LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 97.1%                        Value
--------------------------------------------------------------------------------
                        AEROSPACE - 2.6%
                4,500   AlliedSignal Inc......................... $  269,719
                                                                  ----------
                        AIRLINES - 1.0%
                6,000   COMAIR Holdings, Inc.....................    100,125
                                                                     -------
                        AUTOMOTIVE - 4.0%
                5,000   Ford Motor Co............................    250,937
                3,000   PACCAR Inc...............................    152,625
                                                                     -------
                                                                     403,562
                                                                     -------
                        AUTOMOTIVE PARTS - 0.1%
                  698   Delphi Automotive Systems Corp...........     11,212
                                                                      ------
                        BANKING - 3.9%
                7,000   Bank One Corp............................    243,688
                4,000   Fleet Financial Group, Inc...............    146,500
                                                                     -------
                                                                     390,188
                                                                     -------
                        BUILDING PRODUCTS - 2.7%
                7,500   Vulcan Materials Co.....................     274,688
                                                                     -------

                        CAPITAL GOODS - 2.2%
                4,000   Caterpillar, Inc........................     219,250
                                                                     -------

                        CHEMICALS - 2.1%
                1,700   E.I. duPont de Nemours & Co.............     103,487
                2,000   Potash Corp. of Saskatchewan Inc. (ADR).     103,250
                                                                     -------
                                                                     206,737
                                                                     -------
                        ELECTRONICS - 1.5%
                   63   Raytheon Co. - Class A..................       3,056
                3,000   Raytheon Co. - Class B..................     148,875
                                                                     -------
                                                                     151,931
                                                                     -------
                        ENERGY - 12.5%
                9,000   Diamond Offshore Drilling, Inc..........     300,375
                3,000   Exxon Corp..............................     227,812
                6,000   Texaco Inc..............................     378,750
               14,000   Tidewater, Inc..........................     357,000
                                                                     -------
                                                                   1,263,937
                                                                   ---------
                        FINANCIAL SERVICES - 4.6%
                5,000   Ambac Financial Group, Inc..............     236,875
                3,000   Chase Manhattan Corp....................     226,125
                                                                     -------
                                                                     463,000
                                                                     -------
                        GOVERNMENT SPONSORED ENTERPRISES - 2.5%
                4,000   Fannie Mae..............................     250,750
                                                                     -------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 97.1% (continued)            Value
--------------------------------------------------------------------------------
                        HEALTH CARE - 5.9%
                10,000  Columbia/HCA Healthcare Corp............  $  211,875
                30,000  HEALTHSOUTH Corp.(a)....................     181,875
                   421  LifePoint Hospitals, Inc.(a)............       3,657
                 3,000  Merck & Co., Inc........................     194,437
                   421  Triad Hospitals, Inc.(a)................       4,263
                                                                      ------
                                                                     596,107
                                                                     -------
                        HOUSING - 1.7%
               20,000   Clayton Homes, Inc......................     173,750
                                                                     -------
                        INSURANCE - 10.0%
                  430   Aegon N.V. (ADR)........................      37,195
                5,000   AFLAC, Inc..............................     209,375
                7,000   Allstate Corp. (The)....................     174,562
                2,000   American National Insurance Co..........     134,000
                  126   Berkshire Hathaway, Inc. - Class B......     233,856
               11,415   Conseco, Inc............................     220,452
                                                                     -------
                                                                   1,009,440
                                                                   ---------
                        MEDIA - 2.7%
               10,000   News Corp. Ltd. (The) (ADR).............     266,875
                                                                     -------

                        MISCELLANEOUS - 4.4%
               10,000   Convergys Corp..........................     198,125
                2,500   Minnesota Mining and Manufacturing Co. (3M)  240,156
                                                                     -------
                                                                     438,281
                                                                     -------
                        MORTGAGE SERVICES - 5.1%
                7,000   MGIC Investment Corp....................     334,250
                4,500   PMI Group, Inc. (The)...................     183,937
                                                                     -------
                                                                     518,187
                                                                     -------
                        REAL ESTATE - 1.3%
                6,000   Simon Property Group, Inc...............     134,625
                                                                     -------

                        RESTAURANTS - 1.6%
                4,000   Tricon Global Restaurants, Inc.(a)......     163,750
                                                                     -------

                        RETAIL - 2.0%
                5,000   Albertson's, Inc........................     197,813
                                                                     -------

                        SEMI-CONDUCTORS - 2.6%
                3,500   Intel Corp..............................     260,094
                                                                     -------

                        TECHNOLOGY -3.8%
                3,000   Hewlett-Packard Co......................     276,000
                  900   International Business Machines Corp. (IBM)  109,238
                                                                     -------
                                                                     385,238
                                                                     -------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 97.1% (continued)            Value
--------------------------------------------------------------------------------
                        TELECOMMUNICATIONS - 12.1%
                3,000   Alltel Corp.............................  $  211,125
                6,000   AT&T Corp...............................     261,000
                3,000   Bell Atlantic Corp......................     201,938
                4,000   ECI Telecom Ltd. (ADR)..................      98,750
                7,000   NCR Corp................................     231,438
                4,000   Sprint Corp.............................     217,000
                                                                     -------
                                                                   1,221,251
                                                                   ---------
                        TOBACCO - 2.4%
                7,000   Philip Morris Cos., Inc.................     239,312
                                                                     -------

                        UTILITIES - 1.8%
                7,000   Southern Co.............................     180,250
                                                                     -------

                        TOTAL COMMON STOCKS (Cost $10,242,686)    $9,790,072
                                                                  ----------
--------------------------------------------------------------------------------
              Shares/
           Face Amount  MONEY MARKET AND CASH EQUIVALENTS - 3.6%     Value
--------------------------------------------------------------------------------
        $       65,602  Firstar Stellar Treasury Fund...........  $  65,602
               300,000  Steamboat Funding CP, 10/06/99..........    299,368
                                                                    -------

                        TOTAL MONEY MARKET AND
                        CASH EQUIVALENTS (Cost $364,970)........  $ 364,970
                                                                    -------

                        TOTAL INVESTMENTS AT VALUE - 100.7%
                        (Cost $10,607,656)......................$10,155,042

                        LIABILITIES IN EXCESS OF
                        OTHER ASSETS -(0.7)%....................    (69,663)
                                                                    --------

                        NET ASSETS - 100.0%.....................$10,085,379
                                                                 ==========


(a)     Non-income producing security.

        ADR     -       American Depository Receipt
        CP      -       Commercial Paper

See accompanying notes to financial statements.

SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30,1999 (Unaudited)
--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 93.9%                        Value
--------------------------------------------------------------------------------
                        AIRLINES - 1.3%
                15,000  American West Holdings Corp. - Class B(a) $  259,688
                                                                     -------

                        AUTOMOTIVE - 1.1%
                30,000  TBC Corp.(a)............................     207,656
                                                                     -------

                        AUTOMOTIVE PARTS - 0.2%
                 1,000  Federal Screw Works.....................      45,250
                                                                      ------

                        BUILDING PRODUCTS - 5.2%
                 6,000  Ameron International Corp...............     281,625
                17,000  Building Materials Holding Corp.(a).....     170,000
                23,000  Cameron Ashley Building Products(a).....     207,000
                 8,000  Dayton Superior Corp.(a)................     136,000
                16,000  Patrick Industries, Inc.................     203,000
                                                                     -------
                                                                     997,625
                                                                     -------
                        BUILDING SUPPLIES - 1.0%
                15,000  Wolohan Lumber Co.......................     195,000
                                                                     -------

                        CAPITAL GOODS - 5.6%
                14,000  Amcast Industrial Corp..................     186,375
                45,000  Baldwin Technology Co., Inc. - Class A(a)    106,875
                20,000  Exponent, Inc...........................     100,000
                14,000  Foster Wheeler Corp.....................     168,875
                13,000  Gehl Co.(a).............................     230,750
                11,000  Hardinge, Inc...........................     176,000
                35,000  Perini Corp.(a).........................     122,500
                                                                     -------
                                                                   1,091,375
                                                                   ---------
                        ELECTRONICS - 1.9%
                15,000  Cherry Corp. - Class A(a)...............     189,375
                30,000  CHS Electronics, Inc.(a.................      43,125
                12,000  ESCO Electronics Corp.(a)...............     133,500
                                                                     -------
                                                                     366,000
                                                                     -------
                        ENERGY - 1.6%
                14,000  Castle Energy Corp.(a)..................     238,000
                 8,000  Trico Marine Services, Inc.(a)..........      66,500
                                                                     -------
                                                                     304,500
                                                                     -------
                        FINANCIAL SERVICES - 2.9%
                25,000  Delta Financial Corp.(a)................     125,000
                40,000  EZCORP, Inc. - Class A(a)...............     210,000
                10,000  London Pacific Group Ltd................     218,750
                                                                     -------
                                                                     553,750
                                                                     -------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 93.9% (continued)            Value
--------------------------------------------------------------------------------

                        FOOD - 1.8%
                 3,000  Fleming Cos., Inc.......................  $  29,437
                20,000  M&F Worldwide Corp.(a)..................    160,000
                15,000  Nash-Finch Co...........................    105,000
                 5,000  Todhunter International, Inc.(a)........     45,625
                                                                     ------
                                                                    340,062
                                                                    -------
                        FURNITURE - 0.8%
                12,000  Flexsteel Industries, Inc...............    162,000
                                                                    -------

                        HEALTH CARE - 2.5%
                11,000  Bergen Brunswig Corp....................    114,125
                45,000  Beverley Enterprises, Inc.(a)...........    191,250
                40,000  PhyCor, Inc.(a).........................    175,000
                                                                    -------
                                                                    480,375
                                                                    -------
                        HOUSING - 7.3%
                11,000  Beazer Homes USA, Inc.(a)...............    204,187
                18,000  Engle Homes, Inc........................    185,625
                30,000  Hovnanian Enterprises Inc. - Class A(a).    232,500
                15,000  M/I Schottenstein Homes, Inc.(a)........    247,500
                10,000  Oakwood Homes Corp......................     45,000
                 6,000  Ryland Group, Inc. (The)................    136,500
                40,000  Southern Energy Homes, Inc.(a)..........    105,000
                10,000  Standard Pacific Corp...................    102,500
                 7,000  Webb (Del E.) Corp......................    154,000
                                                                    -------
                                                                  1,412,812
                                                                  ---------
                        HUMAN RESOURCES - 1.5%
                22,000  Personnel Group of America, Inc.(a).....    137,500
                25,000  SOS Staffing Services, Inc.(a)..........    145,313
                                                                    -------
                                                                    282,813
                                                                    -------
                        INSURANCE - 3.7%
                12,000  Chartwell Re Corp.......................    173,250
                 9,000  LandAmerica Financial Group, Inc........    177,750
                 8,000  MMI Companies, Inc......................     87,500
                12,000  Stewart Information Services Corp.......    219,750
                 3,000  Trenwick Group, Inc.....................     49,687
                                                                    -------
                                                                    707,937
                                                                    -------
                        METALS - 4.7%
                20,000  Ampco-Pittsburgh Corp...................    270,000
                15,000  Atchison Casting Corp.(a)...............    137,813
                44,000  Bayou Steel Corp.(a)....................    148,500
                 3,500  Cleveland-Cliffs, Inc...................    108,938
                 6,000  Commercial Metals Co....................    172,500
                 3,000  Pitt-Des Moines, Inc....................     65,812
                                                                    -------
                                                                    903,563
                                                                    -------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 93.9% (continued)            Value
--------------------------------------------------------------------------------
                        MISCELLANEOUS - 8.2%
                15,000  Boykin Lodging Co.......................  $  198,750
                10,000  Central Garden & Pet Co.(a).............      76,250
                25,000  Children's Comprehensive Services, Inc.(a)   181,250
                22,000  Franklin Covey Co.(a)...................     169,125
                40,000  Heilig - Meyers Co......................     190,000
                25,000  Industrial Distribution Group, Inc.(a)..      82,812
                20,000  K2, Inc.................................     176,250
                 3,000  Katy Industries, Inc....................      36,000
                 2,250  Lakes Gaming, Inc.(a)...................      21,656
                10,000  Pride International, Inc.(a)............     141,875
                 5,000  Stolt-Nielsen SA........................      74,687
                40,000  York Group, Inc. (The)..................     150,000
                12,000  Zindart Ltd.(a).........................      84,750
                                                                     -------
                                                                   1,583,405
                                                                   ---------
                        POLLUTION - 0.6%
                25,000  Kaneb Services, Inc.(a).................     118,750
                                                                     -------

                        PUBLISHING - 0.4%
                12,000  PrimeSource Corp........................      69,750
                                                                     -------

                        REAL ESTATE - 16.5%
                11,000  Brandywine Realty Trust.................     178,750
                 5,000  Commercial Net Lease Realty.............      53,125
                 8,000  Crown American Realty Trust.............      51,500
                7,000   EastGroup Properties, Inc...............     126,875
                25,000  Equity Inns, Inc........................     212,500
                 2,000  First Washington Realty Trust, Inc......      42,000
                 8,000  Glenborough Realty Trust Inc............     132,000
                 5,000  Health Care REIT, Inc...................     100,000
                3,407   Healthcare Realty Trust, Inc............      63,668
                25,000  Jameson Inns, Inc.......................     215,625
                 7,000  Kranzco Realty Trust....................      70,875
                 5,000  Mid-America Apartment Communities, Inc..     107,500
                 2,400  New Plan Excel Realty Trust.............      42,750
                 7,000  Pacific Gulf Properties, Inc............     139,563
                 3,970  Prime Retail, Inc.......................      29,279
                22,000  Prison Realty Corp......................     236,500
                14,000  Ramco-Gershenson Properties Trust.......     209,125
                20,000  RFS Hotel Investors, Inc................     230,000
                 3,000  Sovran Self Storage, Inc................      68,250
                30,000  Sunstone Hotel Investors, Inc...........     262,500
                21,000  Thornburg Mortgage Asset Corp...........     185,063
                 5,000  TriNet Corporate Realty Trust, Inc......     119,062
                35,000  Winston Hotels, Inc.....................     310,625
                                                                    --------
                                                                   3,187,135
                                                                   ---------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 93.9% (continued)            Value
--------------------------------------------------------------------------------
                        RESTAURANTS - 1.3%
                33,000  Cooker Restaurant Corp..................  $  129,937
                15,000  Landry's Seafood Restaurants, Inc.(a)...     120,000
                                                                     -------
                                                                     249,937
                                                                     -------
                        RETAIL - 9.6%
                12,000  Blair Corp..............................     211,500
                30,000  Bon-Ton Stores, Inc. (The)(a)...........     119,063
                14,000  Burlington Industries, Inc.(a)..........      62,125
                20,000  Duckwall-ALCO Stores, Inc.(a)...........     165,000
                30,000  Elder-Beerman Stores Corp. (The)(a).....     191,250
                30,000  Friedman's, Inc. - Class A(a)...........     264,375
                 5,000  HomeBase, Inc.(a).......................      19,688
                17,900  Jan Bell Marketing, Inc.(a).............      54,819
                10,000  Marsh Supermarkets, Inc. - Class B......     123,750
                40,000  Movie Gallery, Inc.(a)..................     221,250
                15,000  Perry Ellis International, Inc.(a)......     163,125
                 2,000  Sportman's Guide, Inc. (The)(a).........       8,000
                19,000  Syms Corp.(a)...........................     141,313
                35,000  Tandycrafts, Inc.(a)....................     111,563
                                                                     -------
                                                                   1,856,821
                                                                   ---------
                        TECHNOLOGY - 3.8%
                45,000  Kentek Information Systems, Inc.........     362,813
                 7,000  Miami Computer Supply Corp.(a)..........     125,562
                 8,000  Nam Tai Electronics, Inc. (ADR).........     108,000
                12,000  Vertex Communications Corp.(a)..........     134,250
                                                                     -------
                                                                     730,625
                                                                     -------
                        TOBACCO - 0.7%
                35,000  Standard Commercial Corp................     140,000
                                                                     -------

                        TRANSPORTATION - 6.4%
                15,000  Consolidated Freightways Corp.(a).......     148,125
                17,000  Genesee & Wyoming Inc.(a)...............     193,375
                20,000  Greenbrier Companies, Inc. (The)........     221,250
                15,000  Halter Marine Group, Inc.(a)............      81,562
                 5,000  Maritrans Inc...........................      25,625
                15,000  Offshore Logistics, Inc.(a).............     154,688
                11,000  Pittston BAX Group......................      88,687
                10,000  RailTex, Inc.(a)........................     165,000
                25,000  Rural/Metro Corp.(a)....................     165,625
                                                                     -------
                                                                   1,243,937
                                                                   ---------
                        TRUCKING - 2.7%
                21,000  Arkansas Best Corp.(a)..................     259,875
                18,000  Old Dominion Freight Line, Inc.(a)......     265,500
                                                                     -------
                                                                     525,375
                                                                     -------
                        UTILITIES - 0.6%
                12,000  Atlantic Tele-Network, Inc..............     117,000
                                                                     -------

                        TOTAL COMMON STOCKS (Cost $21,341,183).. $18,133,141
                                                                 -----------

--------------------------------------------------------------------------------
                Shares  PREFERRED STOCKS - 0.6%                      Value
--------------------------------------------------------------------------------
                4,200   Bradley Real Estate, Inc., 8.400%.......  $  95,812
                2,000   Prime Retail, Inc., 8.500%..............     27,875
                                                                     ------

                        TOTAL PREFERRED STOCKS (Cost $147,512)..  $ 123,687
                                                                    -------
--------------------------------------------------------------------------------
              Shares/
            Face Amount MONEY MARKET & CASH EQUIVALENTS - 5.8%       Value
--------------------------------------------------------------------------------
            $   521,877 Firstar Stellar Treasury Fund             $ 521,877
                300,000 Steamboat Funding CP, 10/06/99              299,368
                300,000 Superior Funding CP, 10/18/99               299,129
                                                                    -------

                        TOTAL MONEY MARKET AND
                        CASH EQUIVALENTS (Cost $1,120,374)......   $1,120,374
                                                                   ----------

                        TOTAL INVESTMENTS AT VALUE - 100.3%
                        (Cost $22,609,069)......................  $19,377,202

                        LIABILITIES IN EXCESS OF
                        OTHER ASSETS - (0.3)%...................      (51,737)
                                                                   -----------

                        NET ASSETS - 100.0%.....................  $19,325,465
                                                                  ===========


(a)     Non-income producing security.

        ADR     -       American Depository Receipt
        CP      -       Commercial Paper

See accompanying notes to financial statements.

BALANCED FUND
PORTFOLIO OF INVESTMENTS
September 30,1999 (Unaudited)
--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 49.1%                       Value
--------------------------------------------------------------------------------
                        AUTOMOTIVE - 1.0%
                2,400   Ford Motor Co...........................  $  120,450
                                                                     -------

                        BANKING - 2.5%
                4,000   Bank One Corp...........................     139,250
                4,000   Fleet Financial Group, Inc..............     146,500
                                                                     -------
                                                                     285,750
                                                                     -------
                        CAPITAL GOODS - 1.4%
                3,000   Caterpillar, Inc........................     164,437
                                                                     -------

                        CHEMICALS - 2.4%
                2,000   E.I. du Pont de Nemours & Co............     121,750
                3,000   Potash Corp. of Saskatchewan Inc. (ADR).     154,875
                                                                     -------
                                                                     276,625
                                                                     -------
                        ELECTRONICS - 1.5%
                3,550   Raytheon Co. - Class B..................     176,168
                                                                     -------

                        ENERGY - 7.2%
                6,000   Diamond Offshore Drilling, Inc..........     200,250
                3,000   Exxon Corp..............................     227,813
                3,500   Texaco Inc..............................     220,938
                7,000   Tidewater, Inc..........................     178,500
                                                                     -------
                                                                     827,501
                                                                     -------
                        FINANCIAL SERVICES - 2.9%
                4,000   Ambac Financial Group, Inc..............     189,500
                2,000   Chase Manhattan Corp....................     150,750
                                                                     -------
                                                                     340,250
                                                                     -------
                        GOVERNMENT SPONSORED ENTERPRISES - 1.6%
                3,000   Fannie Mae..............................     188,063
                                                                     -------

                        HEALTH CARE - 2.3%
                7,000   Columbia/HCA Healthcare Corp............     148,312
                1,800   Merck & Co., Inc........................     116,663
                                                                     -------
                                                                     264,975
                                                                     -------
                        INSURANCE - 4.0%
                4,000   AFLAC, Inc..............................     167,500
                8,500   Allstate Corp. (The)....................     211,968
                4,382   Conseco, Inc............................      84,627
                                                                     -------
                                                                     464,095
                                                                     -------
                        MEDIA -1.1%
                5,000   News Corp. Ltd. (The) (ADR).............     133,438
                                                                     -------

--------------------------------------------------------------------------------
                Shares  COMMON STOCKS - 49.1% (continued)            Value
--------------------------------------------------------------------------------
                        MISCELLANEOUS - 2.9%
               10,000   Convergys Corp..........................  $  198,125
                1,500   Minnesota Mining & Manufacturing Co. (3M)    144,094
                                                                     -------
                                                                     342,219
                                                                     -------
                        MORTGAGE SERVICES - 2.0%
                5,000   MGIC Investment Corp....................     238,750
                                                                     -------

                        REAL ESTATE - 2.5%
                6,000   Duke-Weeks Realty Corp..................     117,000
               12,000   Host Marriott Corp......................     114,000
                2,500   Simon Property Group, Inc...............      56,094
                                                                     -------
                                                                     287,094
                                                                     -------
                        RESTAURANTS - 1.6%
                5,000   Tricon Global Restaurants, Inc.(a)......     204,688
                                                                     -------

                        RETAIL - 1.4%
                4,000   Albertson's, Inc........................     158,250
                                                                     -------

                        SEMI-CONDUCTORS - 1.7%
                2,700   Intel Corp..............................     200,644
                                                                     -------

                        TELECOMMUNICATIONS - 4.2%
                5,500   AT&T Corp...............................     239,250
                3,700   Bell Atlantic Corp......................     249,056
                                                                     488,306
                                                                     -------
                        TOBACCO - 2.2%
                7,500   Philip Morris Cos., Inc.................     256,406
                                                                     -------

                        UTILITIES - 2.7%
                7,000   DPL Inc.................................     123,375
                7,500   Southern Co.............................     193,125
                                                                     316,500
                                                                     -------

                        TOTAL COMMON STOCKS (Cost $5,933,247)     $5,734,609
                                                                   ---------

--------------------------------------------------------------------------------
    Par Value  FIXED INCOME OBLIGATIONS - 39.8%                      Value
--------------------------------------------------------------------------------
  $  500,000 U.S. Treasury Note, 5.250%, 5/31/01................  $  497,032
     300,000 PHH Corp., 7.020%, 11/09/01........................     303,035
     150,000 Federal National Mortgage Association, 5.250%, 1/15/03  145,507
     300,000 Morgan Stanley Dean Witter, 5.625%, 1/20/04........     286,287
     300,000 Federal Home Loan Bank, 5.620%, 2/25/04............     289,565
     300,000 Federal Home Loan Bank, 6.100%, 4/29/04............     293,253
     300,000 Household Finance Co., 6.000%, 5/01/04.............     288,316
     150,000 Cox Radio Inc., 6.375%, 5/15/05....................     143,060
     250,000 Tennessee Valley Authority, 6.375%, 6/15/05........     247,719
     300,000 U.S. Treasury Note, 6.500%, 8/15/05................     306,938
     300,000 Federal National Mortgage Association, 6.970%, 9/04/07  295,094
     300,000 Washington Water Power, 5.990%, 12/10/07...........     277,131
     300,000 New Plan Excel, 7.400%, 9/15/09....................     296,932
     250,000 Bear Stearns Co., 6.450%, 6/01/15..................     247,386
     150,000 Commercial Credit Co., 6.250%, 6/01/15.............     150,275
     300,000 Xerox Corp., 6.250%, 11/15/26......................     292,315
     300,000 First Union, 6.180%, 2/15/36.......................     282,718
                                                                    --------

             TOTAL FIXED INCOME OBLIGATIONS (Cost $4,733,601)...  $4,642,563
                                                                  ----------

--------------------------------------------------------------------------------
     Shares/
   Face Amount  MONEY MARKET AND CASH EQUIVALENTS - 10.7%            Value
--------------------------------------------------------------------------------
   $ 549,678    Firstar Stellar Treasury Fund...................  $  549,678
     700,000    Long Lane Master CP, 10/05/99...................     698,630
                                                                    --------

                TOTAL MONEY MARKET AND
                CASH EQUIVALENTS (Cost $1,248,308)..............  $1,248,308
                                                                  ----------

                TOTAL INVESTMENTS AT VALUE - 99.6%
                (Cost $11,915,156).............................. $11,625,480

                OTHER ASSETS IN EXCESS OF
                LIABILITIES - 0.4%..............................      43,997
                                                                 -----------

                NET ASSETS - 100.0%............................. $11,669,477
                                                                 ===========


(a)     Non-income producing security.

        ADR     -       American Depository Receipt
        CP      -       Commercial Paper

See accompanying notes to financial statements.

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30,1999 (Unaudited)
--------------------------------------------------------------------------------
               Shares   COMMON STOCKS - 81.0%                        Value
--------------------------------------------------------------------------------
                AUSTRALIA - 2.3%
                2,700   Brambles Industries Ltd.................  $   78,181
               63,000   Cable & Wireless Optus Ltd.(a)..........     135,675
               73,000   Pasminco Ltd............................      80,988
                                                                     -------
                                                                     294,844
                                                                     -------
                BRAZIL - 4.2%
           66,600,000   Tele Celular Sul Participacoes SA-Pfd...     126,609
           84,105,000   Tele Nordeste Celular Participacoes SA-Pfd   101,189
            3,200,000   Tele Norte Leste Participacoes SA-Pfd...      51,167
            2,790,200   Telesp Celular Participacoes SA.........     100,273
            5,900,000   Telesp Participacoes SA-Pfd.............      92,188
           16,800,000   Tele Sudeste Celular Participacoes SA-Pfd     73,587
                                                                     -------
                                                                     545,013
                                                                     -------
                CANADA - 5.5%
               15,700   Abitibi Consolidated Inc................     188,571
                4,130   BCE, Inc................................     205,165
               17,000   Fletcher Challenge Canada Ltd...........     171,215
                3,000   Nortel Nortwork Corp....................     153,113
                                                                     -------
                                                                     718,064
                                                                     -------
                FINLAND - 0.6%
                  950   Nokia Oyj...............................      85,088
                                                                    --------

                FRANCE - 9.7%
                1,240   Axa.....................................     156,887
                  633   Bouygues SA.............................     200,760
                1,328   Carrefour SA............................     212,572
                  315   Castorama Dubois........................      88,633
                  670   Equant(a)...............................      54,515
                1,500   STMicroelectronics......................     116,937
                1,680   Total SA - Class B......................     211,126
                3,800   Transiciel SA(a)........................     233,310
                                                                   ---------
                                                                   1,274,740
                                                                   ---------
                GERMANY - 7.7%
                5,550   Bayerische Motoren Werke (BMW) AG.......     157,521
                3,000   GFK AG(a)...............................      75,562
                3,700   Global TeleSystems Group, Inc.(a).......      72,899
                3,300   Hoechst AG..............................     143,743
                  620   Mannesmann AG...........................      99,045
                1,500   Philipp Holzmann AG(a)..................     252,405
                  460   SAP AG..................................     203,309
                                                                   ---------
                                                                   1,004,484
                                                                   ---------
                HONG KONG - 0.6%
                8,000   Hutchison Whampoa Ltd...................      74,410
                                                                   ---------

               ITALY - 2.6%
               41,200   Banca Nazionale del Lavoro(a)...........     147,430
               22,900   Telecom Italia SPA......................     199,010
                                                                   ---------
                                                                     346,440
                                                                   ---------

--------------------------------------------------------------------------------
               Shares   COMMON STOCKS - 81.0% (continued)            Value
--------------------------------------------------------------------------------
                JAPAN - 15.7%
                2,000   Canon, Inc..............................  $   58,232
                3,000   Credit Saison Co., Ltd..................      69,879
                7,000   Daiwa Securities Group Inc..............      63,774
                   22   DDI Corp................................     165,305
                1,400   Fuji Soft ABC...........................     119,264
                9,000   Fujitsu Ltd.............................     280,642
                1,000   Matsushita Communication Industrial Co., Ltd.111,299
                7,000   NEC Corp................................     141,026
               12,000   Nissan Motor Co., Ltd.(a)...............      72,697
               10,000   NSK Ltd.................................      72,509
               28,000   Sakura Bank, Ltd. (The) ................     210,388
                8,000   Sanwa Bank, Ltd. (The) .................     107,072
                5,000   Sharp Corp..............................      80,116
                  600   Softbank Corp...........................     228,233
                1,200   Sony Corp...............................     179,318
                2,000   Yamanouchi Pharmaceutical Co., Ltd......      93,735
                                                                   ---------
                                                                   2,053,489
                                                                   ---------
                MEXICO - 0.6%
               20,600   Telefonos De Mexico SA .................      73,725
                                                                   ---------

                NETHERLANDS - 2.8%
                7,400   Fortis (NL) NV..........................     239,188
                2,320   ING Groep NV............................     126,011
                                                                   ---------
                                                                     365,199
                                                                   ---------
                NEW ZEALAND - 0.5%
               28,000   Fletcher Challenge Energy...............      70,127
                                                                   ---------

                PORTUGAL - 0.9%
                2,700   Portugal Telecom SA.....................     112,375
                                                                   ---------

                SINGAPORE - 0.5%
                7,000   Singapore Airlines Ltd..................      68,333
                                                                   ---------

                SOUTH KOREA - 1.6%
                1,800   Korea Electric Power Corp...............      59,186
                  159   SK Telecom Co. Ltd......................     147,041
                                                                   ---------
                                                                     206,227
                                                                   ---------
                SPAIN - 3.6%
                2,800   Acciona SA..............................     128,852
               10,900   Banco Santander Central Hispano, SA.....     112,719
               14,400   Telefonica SA...........................     230,500
                                                                   ---------
                                                                     472,071
                                                                   ---------
                SWEDEN - 2.6%
               15,000   Investment AB Bure......................      85,997
                4,450   Skandia Forsakrings AB..................      92,821
                5,200   Telefonaktiebolaget LM Ericsson.........     161,112
                                                                   ---------
                                                                     339,930
                                                                   ---------

--------------------------------------------------------------------------------
               Shares   COMMON STOCKS - 81.0% (continued)            Value
--------------------------------------------------------------------------------
                SWITZERLAND - 2.2%
                  196   Novartis................................  $  290,748
                                                                    --------

                TAIWAN - 1.0%
                6,400   Siliconware Precision Industries Co.(a).      66,720
                3,600   Winbond Electronics Corp.(a)............      66,060
                                                                    --------
                                                                     132,780
                                                                    --------
                THAILAND - 0.2%
              103,000   Industrial Finance Corp. of Thailand....      32,089
                                                                    --------

                UNITED KINGDOM - 15.1%
                7,300   ARM Holdings Plc(a).....................     113,912
                8,100   Bank of Scotland........................      95,714
                7,500   BP Amoco Plc............................     136,487
               11,200   British Airways Plc.....................      62,898
                4,800   British Telecommunications Plc..........      72,095
                4,800   Dixons Group Plc........................      86,008
                2,900   Energis Plc.............................      68,727
               22,000   Freeserve Plc(a)........................      53,170
                4,000   GKN Plc.................................      63,735
                9,600   Glaxo Wellcome Plc......................     252,489
                6,800   HSBC Holdings Plc.......................      77,833
               21,800   National Grid Group Plc.................     150,610
                3,900   Royal Bank of Scotland Group Plc........      83,754
               34,500   Shell Transport & Trading Co............     257,954
                6,500   SmithKline Beecham Plc..................      75,523
               16,100   Unilever Plc............................     152,329
                7,200   Vodafone Group Plc(a)...................     170,395
                                                                   ---------
                                                                   1,973,633
                                                                   ---------
                CLOSED-END FOREIGN FUNDS - 0.5%
                  890   Societe Generale Baltic Republics Fund(a)     66,750
                                                                   ---------

                        TOTAL COMMON STOCKS (Cost $9,592,111)    $10,600,559
                                                                 -----------
--------------------------------------------------------------------------------
    Shares  MONEY MARKET - 0.8%                                  Value
--------------------------------------------------------------------------------
   103,319  Dreyfus Cash Management Fund (Cost $103,319)........  $  103,319
                                                                   ---------

            TOTAL INVESTMENTS AT VALUE - 81.8% (Cost $9,695,430) $10,703,878

            OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%.......   2,379,738
                                                                   ---------

            NET ASSETS - 100.0%................................. $13,083,616
                                                                 ===========

(a)     Non-income producing security.

        Pfd     -       Preferred

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30,1999 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                        Large Cap               Small Cap               Balanced                International
                                       Value Fund              Value Fund                 Fund                    Value Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
        At amortized cost............. $10,607,656              $22,609,069              $11,915,156              $ 9,695,430
                                       ===========              ===========              ===========              ===========


        At value (Note 2)............. $10,155,042              $19,377,202              $11,625,480              $10,703,878
Cash denominated in foreign currencies
        (at cost $274,746)............       -                        -                        -                      278,089
Dividends and interest receivable.....      15,811                   57,565                   94,038                   26,070
Receivable for securities sold........      69,378                   49,723                    -                      145,365
Receivable for capital shares sold....       -                       55,925                    -                    2,000,050
Organization expenses, net (Note 2)...       8,149                    8,149                    8,149                    -
Other assets..........................      14,103                   25,130                   13,771                   31,416
                                            ------                   ------                   ------                   ------

        TOTAL ASSETS..................  10,262,483               19,573,694               11,741,438               13,184,868
                                        ----------               ----------               ----------               ----------


LIABILITIES
Dividends payable.....................       -                       -                         3,289                    -
Payable for securities purchased......     169,012                 175,218                    51,060                    -
Payable for capital shares redeemed...       -                      45,238                     1,800                   10,265
Payable to affiliates (Note 4)........       6,732                  23,884                     8,544                    6,585
Net unrealized depreciation on forward
        foreign currency exchange
        contracts (Note 6)............       -                       -                         -                       77,932
Other liabilities.....................       1,360                   3,889                     7,268                    6,470
                                             -----                   -----                     -----                    -----

        TOTAL LIABILITIES.............     177,104                 248,229                    71,961                  101,252
                                           -------                 -------                    ------                  -------


NET ASSETS                             $10,085,379             $19,325,465               $11,669,477              $13,083,616
                                       ===========             ===========               ===========              ===========


Net assets consist of:
Paid-in capital....................... $10,707,731             $22,231,299               $12,343,484              $11,813,041
Undistributed net investment
    income (loss......................      (4,976)                176,076                         3                  (14,516)
Accumulated net realized gains (losses)
    from security and foreign
    currency transactions.............    (164,762)                149,957                  (384,334)                 352,227
Net unrealized appreciation
    (depreciation) on investments.....    (452,614)             (3,231,867)                 (289,676)               1,008,448
Net unrealized depreciation on
    translation of assets and
    liabilities in foreign currencies.       -                       -                         -                      (75,584)
                                       -----------             -----------               -----------              -----------
Net assets............................ $10,085,379             $19,325,465               $11,669,477              $13,083,616
                                       ===========             ===========               ===========              ===========

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30,1999 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                       Large Cap               Small Cap               Balanced                International
                                       Value Fund              Value Fund                 Fund                    Value Fund
-------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
Net assets applicable to Class
       A shares.......................$ 9,391,215             $16,031,254              $10,024,054              $11,724,768
                                      ===========             ===========              ===========              ===========

Shares of beneficial interest outstanding
      (unlimited number of shares
       authorized, no par value)......    924,770               1,700,619                  996,566                  865,304
                                          =======               =========                  =======                  =======

Net asset value and redemption price
       per share (Note 2).............$     10.16             $      9.43              $     10.06              $     13.55
                                      ===========             ===========              ===========              ===========


Maximum offering price per share
       (Note 2).......................$     10.72             $      9.95              $     10.62              $     14.30
                                      ===========             ===========              ===========              ===========



PRICING OF CLASS C SHARES
Net assets applicable to Class
       C shares.......................$   694,164             $ 3,294,211              $ 1,645,423              $ 1,358,848
                                      ===========             ===========              ===========              ===========

Shares of beneficial interest outstanding
       (unlimited number of shares
        authorized, no par value).....     69,145                 354,432                  163,979                  101,711
                                           ======                 =======                  =======                  =======

Net asset value, offering price and
        redemption price per share
        (Note 2)......................$     10.04             $      9.29              $     10.03              $     13.36
                                      ===========             ===========              ===========              ===========



See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
 For the Six Months Ended September 30,1999 (Unaudited

-------------------------------------------------------------------------------------------------------------------------------
                                       Large Cap               Small Cap               Balanced                International
                                       Value Fund              Value Fund                 Fund                    Value Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign withholding
   taxes of $7,227 for the International
   Value Fund)........................$   99,414              $   326,468             $   76,872               $   79,237
  Interest............................     2,000                    6,482                159,347                    2,613
                                           -----                    -----                -------                    -----

    TOTAL INVESTMENT INCOME...........   101,414                  332,950                236,219                   81,850
                                         -------                  -------                -------                   ------


EXPENSES
  Investment advisory fees (Note 4)...    56,063                  105,291                 63,101                   53,120
  Accounting services fees (Note 4)...    18,000                   18,000                 18,000                   18,000
  Shareholder services and transfer
   agent fees
   Class A (Note 4)...................     7,200                    7,200                  7,200                    7,200
   Class C (Note 4)...................     7,200                    7,200                  7,200                    7,200
  Custodian fees......................     5,930                   14,108                  7,228                   20,639
  Registration fees - Common               2,183                    2,171                  2,186                    2,510
  Registration fees - Class A.........     3,669                    3,549                  3,614                    3,617
  Registration fees - Class C.........     3,603                    3,852                  3,589                    3,807
  Administration fees (Note 4)........     6,000                   10,505                  6,293                    6,000
  Professional fees...................     6,672                    6,672                  6,672                    8,600
  Postage and supplies................     4,526                   12,443                  4,791                    4,088
  Reports to shareholders.............     3,659                    9,792                  3,682                    4,207
  Trustees' fees and expenses.........     2,370                    2,370                  2,370                    2,370
  Amortization of organization
   expenses (Note 2)..................     1,577                    1,577                  1,577                    -
  Insurance expense...................       849                    1,412                    961                      618
  Distribution expenses - Class A
   (Note 4)...........................       309                      278                     75                     -
  Other expenses......................       564                    1,754                  1,443                    6,197
                                             ---                    -----                  -----                    -----

     TOTAL EXPENSES...................   130,374                  208,174                139,982                  148,173
  Fees waived by Adviser (Note 4).....   (16,438)                  (1,100)               (14,436)                 (50,511)
  Class C expenses reimbursed by Adviser
     (Note 4).........................    (7,546)                   -                     (1,834)                  (1,296)
                                          ------                   -------                ------                   ------

     NET EXPENSES.....................   106,390                  207,074                123,712                   96,366
                                         -------                  -------                -------                   ------


NET INVESTMENT INCOME (LOSS)..........    (4,976)                 125,876                112,507                  (14,516)


REALIZED AND UNREALIZED GAINS (LOSSES)
  Net realized gains (losses) from:
    Security transactions.............     5,757                  668,772               (176,870)                 514,159
    Foreign currency transactions
     (Note 5).........................     -                        -                      -                      (43,298)
  Net change in unrealized appreciation/
   depreciation on:
    Investments.......................  (566,488)                (349,386)              (625,915)                 299,686
    Foreign currency translation
     (Note 5).........................     -                        -                      -                      (78,957)
                                        ---------                ---------              ----------                --------

NET REALIZED AND UNREALIZED
        GAINS (LOSSES) ON INVESTMENTS AND
        FOREIGN CURRENCIES............  (560,731)                 319,386               (802,785)                 691,590
                                        --------                  -------               --------                  -------


NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS...............$ (565,707)             $   445,262             $ (690,278)             $   677,074
                                      ==========              ===========             ==========              ===========



See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------
                                            Large Cap Value Fund                               Small Cap Value Fund
                                   --------------------------------------------------------------------------------------------
                                     Six Months                                          Six Months
                                        Ended                      Year                    Ended                  Year
                                      Sept. 30,                   Ended                   Sept. 30,              Ended
                                        1999                     March 31,                  1999                March 31,
                                    (Unaudited)                    1999                 (Unaudited)               1999
-------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income (loss).......$   (4,976)               $  40,594              $  125,876             $  152,914
   Net realized gains (losses) from
    security transactions.............     5,757                 (170,647)                668,772                (32,334)
   Net change in unrealized appreciation/
    depreciation on investments.......  (566,488)                (964,977)               (349,386)            (5,568,898)
                                        --------                 --------                --------             ----------

Net increase (decrease) in net assets
   from operations....................  (565,707)              (1,095,030)                445,262             (5,448,318)
                                        --------               ----------                 -------             ----------


DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class A       -                    (40,478)                  -                   (105,005)
   From net investment income, Class C       -                       (116)                  -                    (11,617)
   From net realized gains, Class A...       -                   (101,336)                  -                 (1,122,796)
   From net realized gains, Class C...       -                     (4,193)                  -                   (154,410)
                                        --------               ----------                 -------             ----------
Decrease in net assets from distributions
        to shareholders...............       -                   (146,123)                  -                 (1,393,828)
                                        --------               -----------                -------             ----------

FROM CAPITAL SHARE TRANSACTIONS
Class A
   Proceeds from shares sold..........    1,141,809             3,174,933               1,839,154              3,036,967
   Net asset value of shares issued in
     reinvestment of distributions to
       shareholders...................        -                   129,680                   -                  1,100,297
   Payments for shares redeemed.......     (558,543)             (447,120)             (1,737,812)            (2,030,441)
                                           --------              --------              ----------             ----------

Net increase in net assets from Class A
        share transactions............      583,266             2,857,493                 101,342              2,106,823
                                            -------             ---------                 -------              ---------

Class C
   Proceeds from shares sold..........      324,606               422,413               1,157,369              1,994,365
   Net asset value of shares issued in
     reinvestment of distributions to
       shareholders...................        -                     4,298                   -                    157,601
   Payments for shares redeemed.......     (103,768)               (2,112)               (418,181)              (206,560)
                                           --------                ------                --------               --------

Net increase in net assets from Class C
        share transactions............      220,837               424,599                 739,188              1,945,406
                                            -------               -------                 -------              ---------

Net increase in net assets from capital
   share transactions.................      804,103             3,282,092                 840,530              4,052,229
                                            -------             ---------                 -------              ---------


TOTAL INCREASE (DECREASE) IN NET ASSETS     238,396             2,040,939               1,285,792             (2,789,917)

NET ASSETS
        Beginning of period...........    9,846,983             7,806,044              18,039,673             20,829,590
                                          ---------             ---------              ----------             ----------

        End of period.................  $10,085,379          $  9,846,983             $19,325,465           $ 18,039,673
                                        ===========          ============             ===========           ============



UNDISTRIBUTED NET INVESTMENT
        INCOME (LOSS)................. $     (4,976)         $       -                $   176,076           $     50,200
                                        ============          ============             ==========             ===========

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

-------------------------------------------------------------------------------------------------------------------------------
                                          Large Cap Value Fund                               Small Cap Value Fund
                                   --------------------------------------------------------------------------------------------
                                     Six Months                                          Six Months
                                        Ended                      Year                    Ended                  Year
                                      Sept. 30,                   Ended                   Sept. 30,              Ended
                                        1999                     March 31,                  1999                March 31,
                                    (Unaudited)                    1999                 (Unaudited)               1999
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE ACTIVITY
Class A
        Shares sold...................  99,408                   276,753                  177,570                270,810
        Shares issued in reinvestment
         of distributions
         to shareholders..............   -                        11,659                    -                    110,385
        Shares redeemed............... (49,123)                  (42,215)                (169,081)              (203,409)
                                       -------                   -------                 --------               --------

        Net increase in shares
          outstanding.................  50,285                   246,197                    8,489                177,786
        Shares outstanding,
          beginning of period......... 874,485                   628,288                1,692,130              1,514,344
                                       -------                   -------                ---------              ---------
        Shares outstanding,
          end of period............... 924,770                   874,485                 ,700,619              1,692,130
                                       =======                   =======                 ========              =========



Class C
        Shares sold...................  28,089                    38,912                  112,958                178,737
        Shares issued in reinvestment
         of distributions
         to shareholders..............   -                           388                    -                     15,961
        Shares redeemed...............  (9,256)                     (193)                 (41,382)               (20,715)
                                        ------                      ----                  -------                -------

        Net increase in shares
          outstanding.................  18,833                    39,107                   71,576                173,983
        Shares outstanding,
           beginning of period........  50,312                    11,205                  282,856                108,873
                                        ------                    ------                  -------                -------

        Shares outstanding,
           end of period..............  69,145                    50,312                  354,432                282,856
                                        ======                    ======                  =======                =======



See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------
                                                  Balanced Fund                                International Value Fund
                                    -------------------------------------------------------------------------------------------
                                       Six Months                                         Six Months
                                         Ended                      Year                     Ended                 Year
                                        Sept. 30,                  Ended                    Sept. 30,             Ended
                                          1999                    March 31,                   1999               March 31,
                                       (Unaudited)                   1999                  (Unaudited)              1999
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss).........$   112,507               $   195,055               $   (14,516)           $  (43,198)
 Net realized gains (losses) from:
   Security transactions..............   (176,870)                 (127,866)                  514,159              (115,075)
   Foreign currency transactions
    (Note 5)..........................      -                         -                       (43,298)             (124,824)
 Net change in unrealized appreciation/
    depreciation on:
     Investments......................   (625,915)                 (350,073)                  299,686               562,790
     Foreign currency translation
          (Note 5)....................      -                         -                       (78,957)               (3,203)
                                        ----------                 ----------                ---------             ---------
 Net increase (decrease) in net assets
    from operations...................   (690,278)                 (282,884)                  677,074               276,490
                                         --------                  --------                   -------               -------


DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A..   (101,891)                 (176,745)                    -                     -
 From net investment income, Class C..    (10,613)                  (18,310)                    -                     -
 From net realized gains, Class A.....      -                      (243,853)                    -                   (15,554)
 From net realized gains, Class C.....      -                       (43,568)                    -                    (3,492)
                                         ---------                   -------                 ---------              --------
Decrease in net assets from
  distributions
  to shareholders.....................   (112,504)                 (482,476)                    -                   (19,046)
                                         --------                  --------                  ---------              -------


FROM CAPITAL SHARE TRANSACTIONS
Class A
  Proceeds from shares sold...........    614,270                 4,763,587                 5,596,886             4,672,561
  Net asset value of shares issued in
   reinvestment of distributions
    to shareholders...................     94,473                   391,315                     -                    14,769
  Payments for shares redeemed........   (375,569)               (1,361,306)                 (406,234)             (223,152)
                                         --------                ----------                  --------              --------

Net increase in net assets from Class A
        share transactions............    333,174                 3,793,596                 5,190,652             4,464,178
                                          -------                 ---------                 ---------             ---------


Class C
  Proceeds from shares sold...........    569,711                 1,087,900                    44,862             1,334,040
  Net asset value of shares issued in
   reinvestment of distributions
    to shareholders...................      9,926                    56,830                     -                     3,359
  Payments for shares redeemed .......   (717,510)                 (242,568)                 (264,440)               (6,698)
                                         --------                  --------                  --------                ------

Net increase (decrease) in net assets from
  Class C share transactions..........   (137,873)                  902,162                  (219,578)            1,330,701
                                         --------                   -------                  --------             ---------

Net increase in net assets from capital
   share transactions.................    195,301                 4,695,758                 4,971,074             5,794,879
                                          -------                 ---------                 ---------             ---------


TOTAL INCREASE (DECREASE) IN NET ASSETS  (607,481)                3,930,398                 5,648,148             6,052,323
NET ASSETS
   Beginning of period................ 12,276,958                 8,346,560                 7,435,468             1,383,145
                                       ----------                 ---------                 ---------             ---------

   End of period......................$11,669,477               $12,276,958               $13,083,616            $7,435,468
                                      ===========               ===========               ===========            ==========



UNDISTRIBUTION NET INVESTMENT
        INCOME (LOSS).................$         3               $     -                   $   (57,814)           $    -
                                      ===========               ============              ============           ===========


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

-------------------------------------------------------------------------------------------------------------------------------
                                                  Balanced Fund                                International Value Fund
                                    -------------------------------------------------------------------------------------------
                                       Six Months                                         Six Months
                                         Ended                      Year                     Ended                 Year
                                        Sept. 30,                  Ended                    Sept. 30,             Ended
                                          1999                    March 31,                   1999               March 31,
                                       (Unaudited)                   1999                  (Unaudited)              1999
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE ACTIVITY
Class A
 Shares sold..........................     56,050                  425,764                   413,666              389,709
 Shares issued in reinvestment
   of distributions
   to shareholders....................      9,003                   35,797                     -                    1,216
 Shares redeemed......................    (34,730)                (124,361)                  (30,391)             (19,119)
                                          -------                 --------                   -------              -------

 Net increase in shares
   outstanding........................     30,323                  337,200                   383,275              371,806
 Shares outstanding,
   beginning of period................    966,243                  629,043                   482,029              110,223
                                          -------                  -------                   -------              -------
 Shares outstanding,
   end of period......................    996,566                  966,243                   865,304              482,029
                                          =======                  =======                   =======              =======



Class C
 Shares sold..........................     52,805                   98,933                     3,353              111,186
 Shares issued in reinvestment
    of distributions
    to shareholders...................        946                    5,214                     -                      279
 Shares redeemed......................    (65,548)                 (22,450)                  (19,989)                (561)
                                          -------                  -------                   -------                 ----

 Net increase (decrease) in shares
   outstanding........................    (11,797)                  81,697                   (16,636)             110,904
 Shares outstanding,
   beginning of period................    175,776                   94,079                   118,347                7,443
                                          -------                   ------                   -------                -----
Shares outstanding,
   end of period......................    163,979                  175,776                   101,711              118,347
                                          =======                  =======                   =======              =======



See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                                                  $   10.65        $ 12.21        $  10.00
                                                                                        ---------        -------        --------


Income (loss) from investment operations:
        Net investment income (loss)                                                        (0.00)          0.05            0.03
        Net realized and unrealized gains (losses)
                on investments                                                              (0.49)         (1.44)           2.36
                                                                                            -----          -----            ----

Total from investment operations                                                            (0.49)         (1.39)           2.39
                                                                                            -----          -----            ----


Less distributions:
        From net investment income                                                            -            (0.05)          (0.03)
                                                                                            -----         -------          ------
        From net realized gains                                                               -            (0.12)          (0.15)
                                                                                            -----         -------          ------

Total distributions                                                                           -            (0.17)          (0.18)
                                                                                            -----         -------          ------


Net asset value at end of period                                                      $     10.16        $ 10.65        $  12.21
                                                                                      ===========        =======        ========



Total return(B)                                                                             (4.60)%       (11.48)%         24.11%
                                                                                            =====         ======           =====



Net assets at end of period                                                          $  9,391,215    $ 9,315,112      $7,669,807
                                                                                     ============    ===========      ==========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                   2.14%(C)       2.29%           2.72%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                   1.85%(C)       1.85%           1.84%(C)

Ratio of net investment income (loss)
        to average net assets                                                               (0.04)%(C)      0.46%           0.30%(C)

Portfolio turnover rate                                                                        54%(C)         55%             54%(C)

(A) Represents  the period from the initial  public  offering of shares (May 28, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------



Net asset value at beginning of period                                                $    10.57           $  12.16    $  10.76
                                                                                      ----------           --------    --------


Income (loss) from investment operations:
        Net investment loss                                                                (0.04)             (0.02)     (0.01)
        Net realized and unrealized gains (losses)
                on investments                                                             (0.49)             (1.45)      1.56
                                                                                           -----              -----       ----

Total from investment operations                                                           (0.53)             (1.47)      1.55
                                                                                           -----              -----       ----


Less distributions:
        From net investment income                                                           -                  -          -
        From net realized gains                                                              -                (0.12)     (0.15)
                                                                                           -----              ------     ------

Total distributions                                                                          -                (0.12)     (0.15)
                                                                                           -----              ------     ------


Net asset value at end of period                                                      $    10.04           $  10.57   $  12.16
                                                                                      ==========           ========   ========



Total return(B)                                                                            (5.01)%           (12.12)%    14.63%
                                                                                           =====             ======      =====



Net assets at end of period                                                           $  694,164           $531,871    $136,237
                                                                                      ==========           ========    ========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                  5.00%(C)          8.53%      52.73%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                  2.60%(C)          2.60%       2.59%(C)

Ratio of net investment loss to average net assets                                         (0.78)%(C)        (0.31)%     (0.55)%(C)

Portfolio turnover rate                                                                      54%(C)             55%         54%(C)

(A) Represents the period from the initial public offering of shares (August 19, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period                                                 $     9.15      $  12.84           $  10.00
                                                                                       ----------      --------           --------


Income (loss) from investment operations:
        Net investment income                                                                0.07          0.08               0.03
        Net realized and unrealized gains (losses)
                on investments                                                               0.21         (3.03)              3.30
                                                                                             ----         -----               ----

Total from investment operations                                                             0.28         (2.95)              3.33
                                                                                             ----         -----               ----


Less distributions:
        From net investment income                                                            -           (0.06)             (0.02)
        From net realized gains                                                               -           (0.68)             (0.47)
                                                                                            -----         ------             ------

Total distributions                                                                           -           (0.74)             (0.49)
                                                                                            -----         ------             ------


Net asset value at end of period                                                     $       9.43       $  9.15            $ 12.84
                                                                                     ============       =======            =======



Total return(B)                                                                              3.06%       (23.39)%            33.86%
                                                                                             ====        ======              =====



Net assets at end of period                                                         $  16,031,254 $  15,479,055    $    19,437,554
                                                                                    ============= =============    ===============



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                 by Adviser                                                                 1.86%(C)       1.89%            1.98%(C)
        After fee waivers and/or expense reimbursements
                 by Adviser                                                                 1.85%(C)       1.85%            1.84%(C)

Ratio of net investment income
        to average net assets                                                               1.31%(C)       0.83%            0.35%(C)

Portfolio turnover rate                                                                       69%(C)         79%              62%(C)

(A) Represents  the period from the initial  public  offering of shares (May 28, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period                                                $   9.05          $ 12.79           $  10.95
                                                                                      --------          -------           --------


Income (loss) from investment operations:
        Net investment income (loss)                                                      0.03             0.01              (0.02)
        Net realized and unrealized gains (losses)
                on investments                                                            0.21            (3.03)              2.33
                                                                                          ----            -----               ----

Total from investment operations                                                          0.24            (3.02)              2.31
                                                                                          ----            -----               ----


Less distributions:
        From net investment income                                                         -              (0.04)             (0.00)
                                                                                          ----            ------              -----
        From net realized gains                                                            -              (0.68)             (0.47)
                                                                                          ----            ------              -----
Total distributions                                                                        -              (0.72)             (0.47)
                                                                                          ----            ------              -----


Net asset value at end of period                                                     $    9.29            $9.05            $ 12.79
                                                                                     =========            =====            =======



Total return(B)                                                                           2.65%          (24.00)%            21.63%
                                                                                          ====           ======              =====



Net assets at end of period                                                     $    3,294,211      $ 2,560,618       $  1,392,036
                                                                                ==============      ===========       ============



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                 by Adviser                                                               2.61%(C)         2.70%            6.41%(C)
        After fee waivers and/or expense reimbursements
                 by Adviser                                                               2.60%(C)         2.60%            2.59%(C)

Ratio of net investment income (loss)
        to average net assets                                                             0.59%(C)         0.17%          (0.42)%(C)

Portfolio turnover rate                                                                     69%(C)           79%              62%(C)

(A) Represents the period from the initial public  offering of shares (August 1, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.
DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period                                              $     10.75           $ 11.55        $ 10.00
                                                                                    -----------           -------        -------


Income (loss) from investment operations:
        Net investment income                                                              0.10              0.19           0.17
        Net realized and unrealized gains (losses)
                on investments                                                            (0.69)            (0.56)          1.62
                                                                                          -----             -----           ----

Total from investment operations                                                          (0.59)            (0.37)          1.79
                                                                                          -----             -----           ----


Less distributions:
        From net investment income                                                        (0.10)            (0.19)         (0.16)
        From net realized gains                                                             -               (0.24)         (0.08)
                                                                                          ------            ------         ------

Total distributions                                                                       (0.10)            (0.43)         (0.24)
                                                                                          -----             -----          -----


Net asset value at end of period                                                     $    10.06           $ 10.75        $ 11.55
                                                                                     ==========           =======        =======



Total return(B)                                                                           (5.50%)           (3.22)%        18.07%
                                                                                          =====             =====          =====



Net assets at end of period                                                          $   10,024,054      $ 10,391,582   $ 7,262,670
                                                                                     ==============      ============   ===========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                2.08%(C)             2.09%        2.60%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                1.85%(C)             1.85%        1.84%(C)

Ratio of net investment income
        to average net assets                                                             1.89%(C)             1.79%        1.85%(C)

Portfolio turnover rate                                                                     99%(C)             60%            64%(C)

(A) Represents  the period from the initial  public  offering of shares (May 28, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------



Net asset value at beginning of period                                                 $  10.73           $11.52           $10.71
                                                                                       --------           ------           ------


Income (loss) from investment operations:
        Net investment income                                                              0.06             0.11             0.07
        Net realized and unrealized gains (losses)
                on investments                                                            (0.70)           (0.55)            0.92
                                                                                          -----            -----             ----

Total from investment operations                                                          (0.64)           (0.44)            0.99
                                                                                          -----            -----             ----


Less distributions:
        From net investment income                                                        (0.06)           (0.11)           (0.10)
        From net realized gains                                                             -              (0.24)           (0.08)
                                                                                          ------           ------           ------

Total distributions                                                                       (0.06)           (0.35)           (0.18)
                                                                                          -----            -----            -----


Net asset value at end of period                                                        $ 10.03           $10.73           $11.52
                                                                                        =======           ======           ======



Total return(B)                                                                           (5.99)%          (3.81)%           9.37%
                                                                                          =====            =====             ====



Net assets at end of period                                                             $1,645,423     $1,885,376        $1,083,890
                                                                                        ==========     ==========        ==========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                3.05%(C)          3.14%           7.39%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                2.60%(C)          2.60%           2.59%(C)

Ratio of net investment income
        to average net assets                                                             1.15%(C)          1.04%           0.99%(C)

Portfolio turnover rate                                                                     99%(C)            60%             64%(C)

(A) Represents the period from the initial public  offering of shares (August 1, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------



Net asset value at beginning of period                                                   $ 12.41        $ 11.76           $10.00
                                                                                         -------        -------           ------


Income from investment operations:
        Net investment loss                                                                (0.01)         (0.01)           (0.05)
        Net realized and unrealized gains
                on investments and foreign currency                                         1.15           0.69             1.81
                                                                                            ----           ----             ----

Total from investment operations                                                            1.14           0.68             1.76
                                                                                            ----           ----             ----


Less distributions:
        From net realized gains                                                              -            (0.03)             -
                                                                                          -------         ------            ------

Net asset value at end of period                                                         $ 13.55        $ 12.41           $ 11.76
                                                                                         =======        =======           =======



Total return(B)                                                                            9.19%           5.82%            17.60%
                                                                                           ====            ====             =====



Net assets at end of period                                                          $  11,724,768      $ 5,981,899     $ 1,295,896
                                                                                     =============      ===========     ===========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                 3.27%(C)        4.25%           16.66%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                 2.10%(C)        2.09%            2.04%(C)

Ratio of net investment loss
        to average net assets                                                             (0.22)%(C)      (0.70 )%        (1.30)%(C)

Portfolio turnover rate                                                                    142%(C)         100%             109%(C)

(A) Represents the period from the initial  public  offering of shares  (October 13, 1997) through March 31 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended           Year            Period
                                                                                       September 30,     Ended             Ended
                                                                                           1999         March 31,        March 31,
                                                                                        (Unaudited)       1999            1998(A)
------------------------------------------------------------------------------------------------------------------------------------



Net asset value at beginning of period                                                   $ 12.28        $  11.72           $ 9.89
                                                                                         -------        --------           ------


Income from investment operations:
        Net investment loss                                                                (0.07)          (0.10)           (0.04)
        Net realized and unrealized gains
                on investments and foreign currency                                         1.15            0.69             1.87
                                                                                            ----            ----             ----

Total from investment operations                                                            1.08            0.59             1.83
                                                                                            ----            ----             ----


Less distributions:
        From net realized gains                                                              -             (0.03)             -
                                                                                            ----            ----             ----


Net asset value at end of period                                                         $ 13.36          $12.28           $11.72
                                                                                         =======          ======           ======



Total return(B)                                                                             8.79%           5.07%           18.50%
                                                                                            ====            ====            =====



Net assets at end of period                                                           $ 1,358,848      $ 1,453,569      $  87,249
                                                                                      ===========      ===========      =========



Ratio of expenses to average net assets:
        Before fee waivers and/or expense reimbursements
                by Adviser                                                                 4.18%(C)         5.91%          58.89%(C)
        After fee waivers and/or expense reimbursements
                by Adviser                                                                 2.84%(C)         2.84%           2.82%(C)

Ratio of net investment loss
        to average net assets                                                             (0.90)%(C)       (1.23 )%       (1.94)%(C)

Portfolio turnover rate                                                                      142%(C)        100%            109%(C)

(A) Represents the period from the initial public  offering of shares  (November 6, 1997) through March 31, 1998.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30,1999 (Unaudited)
--------------------------------------------------------------------------------
1.      ORGANIZATION

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four fund series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Value Fund) were purchased at $10.00 per share. The initial public offering of shares of the International Value Fund commenced on October 13, 1997. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares.

The Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Value Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.25% and a distribution fee of up to 0.25% of the average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. With respect to the International Value Fund, the U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - The Large Cap Value Fund, the Balanced Fund and the International Value Fund each expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Small Cap Value Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocations between classes - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Organization expenses - Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 1999:

------------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap               Small Cap               Balanced                International
                                              Value Fund              Value Fund                Fund                   Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation.............  $     866,327         $   1,059,764           $    481,295              $    1,258,898
Gross unrealized depreciation.............     (1,318,941)           (4,291,631)               (770,971)                  (263,287)
                                               ----------            ----------                --------                   --------

Net unrealized appreciation (depreciation)  $    (452,614)        $  (3,231,867)          $    (289,676)            $      995,611
                                            =============         =============           =============             ==============


Federal income tax cost...................  $  10,607,656         $  22,609,069           $  11,915,156             $    9,708,267
                                            =============         =============           =============             ==============
------------------------------------------------------------------------------------------------------------------------------------



The difference between the federal income tax cost of portfolio investments and financial statement cost for the International Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of March 31, 1999, the Large Cap Value Fund, the Small Cap Value Fund and the International Value Fund had capital loss carryforwards for federal income tax purposes of $39,697, $1,127 and $31,792, respectively, which expire through the year 2007. In addition, the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund and the International Value Fund had net realized capital losses of $130,822, $517,688, $207,464 and $81,205, respectively, during the period from November 1, 1998 through March 31, 1999, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2000. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 1999:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Large Cap        Small Cap      Balanced         International
                                                               Value Fund       Value Fund        Fund            Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Purchases of portfolio securities..........................    $3,632,149      $7,208,089     $6,076,671        $8,426,460
                                                               ==========      ==========     ==========        ==========

Proceeds from sales and maturities of portfolio securities.    $2,813,652      $6,861,115     $5,400,908        $5,969,307
                                                               ==========      ==========     ==========        ==========
------------------------------------------------------------------------------------------------------------------------------------


4. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of C.H. Dean & Associates, Inc. (the Adviser) or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets for the International Value Fund.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Value Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the rate of 0.50% of the Fund's average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended September 30, 1999, the Adviser waived $16,438 of its advisory fees and reimbursed $7,546 of Class C expenses for the Large Cap Value Fund; waived $1,100 of its advisory fees for the Small Cap Value Fund; waived $14,436 of its advisory fees and reimbursed $1,834 of Class C expenses for the Balanced Fund; and waived $50,511 of its advisory fees and reimbursed $1,296 of Class C expenses for the International Value Fund.

ADMINISTRATION AGREEMENT Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from each Fund at an annual rate of 0.10% on its average daily net assets up to $100 million; 0.075% on the next $100 million of such net assets; and 0.05% on such net assets in excess of $200 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT Under the terms of a Transfer, Dividend, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a $1,200 minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, CFS receives a monthly fee of $3,000 from each Fund. In addition, each Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT 2480 Securities LLC (the Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $329, $425, $256 and $871 from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund, respectively, during the six months ended September 30, 1999.

PLANS OF DISTRIBUTION The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets attributable to Class C shares. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per annum of a Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares.

5. FOREIGN CURRENCY TRANSLATION

With respect to the International Value Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Value Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 1999, the International Value Fund had forward foreign currency exchange contracts outstanding as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                             Net Unrealized
      Settlement                        To Receive          Initial         Market             Appreciation
        Date                            (To Deliver)         Value          Value            (Depreciation)
----------------------------------------------------------------------------------------------------------------

Contracts To Sell
        10/01/99......................      (1,244)EUR     $ ( 1,308)       $ (1,325)       $       (17)
        10/01/99......................      (3,808)MXP          (407)           (407)                 -
        10/01/99......................      (1,099)SGD          (640)           (646)                (6)
        10/04/99......................        (553)GBP          (909)           (911)                (2)
        10/04/99......................    (187,507)SGD      (110,348)       (110,304)                44
        12/15/99...................... (32,107,000)JPY      (273,276)       (305,443)           (32,167)
        12/15/99...................... (15,528,000)JPY       130,948)       (147,723)           (16,775)
        12/15/99...................... (52,616,000)JPY      (445,181)       (500,552)           (55,371)
        12/15/99...................... (17,500,000)JPY      (170,124)       (166,483)             3,641
        12/15/99...................... (17,500,000)JPY      (170,782)       (166,483)             4,299
        02/15/00......................  (1,132,000)HKD      (144,705)       (145,398)             (693)
                                                             --------        --------              ----

Total sell contracts..................                    (1,448,628)     (1,545,675)          (97,047)
                                                          ----------      ----------           -------


Contracts To Buy
        10/04/99......................     103,583 EUR     $ 110,348       $ 110,348         $       -
        12/15/99......................     252,891 EUR       273,276         270,943            (2,333)
        12/15/99......................     121,721 EUR       130,947         130,410              (537)
        12/15/99......................     105,884 GBP       170,782         174,397             3,615
        12/15/99......................  23,300,000 JPY       206,799         221,660            14,861
        12/15/99......................  14,016,000 JPY       129,862         133,338             3,476
        02/15/00......................     474,000 HKD        60,839          60,882                43
        02/15/00......................     256,000 HKD        32,892          32,882               (10)
                                                           ---------       ---------           --------
Total buy contracts...................                     1,115,745       1,134,860            19,115
                                                           ---------       ---------            ------


Net Contracts.........................                    $ (332,883)      $(410,815)        $ (77,932)
                                                          ==========       =========         =========
----------------------------------------------------------------------------------------------------------------



EUR     -  Euro
GBP     -  British Pound Sterling
HKD     -  Hong Kong Dollar
JPY     -  Japanese Yen
MXP     -  Mexican Peso
SGD     -  Singapore Dollar

DEAN Family of Funds
2480 Kettering Tower
Dayton, Ohio 45423

BOARD OF TRUSTEES
Chauncey H. Dean
Dr. Robert D. Dean
Dr. Sam B. Gould
Frank J. Perez
Dr. David H. Ponitz
Frank H. Scott
Gilbert P. Williamson

INVESTMENT ADVISER
C.H. DEAN & ASSOCIATES, INC.
2480 Kettering Tower
Dayton, Ohio 45423

UNDERWRITER
2480 SECURITIES LLC
2480 Kettering Tower
Dayton, Ohio 45423

TRANSFER AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-899-8343

Table of Contents
------------------------------------

Chairman and President's Letter   1
Discussions of Performance:
        Large Cap Value Fund      2
        Small Cap Value Fund      3
        Balanced Fund             4
        International Value Fund  5
Fund Facts                        6
Portfolios of Investments:
        Large Cap Value Fund      8
        Small Cap Value Fund     11
        Balanced Fund            16
        International Value Fund 19
Financial Statements             22
Notes to Financial Statements    37